Investment Securities - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($) Security	Mar. 31, 2012 JPY (¥) Security	Mar. 31, 2011 JPY (¥) Security	Mar. 31, 2010 JPY (¥)
Gain (Loss) on Investments [Line Items]
Number of securities - gross unrealized holding losses of available for sale securities	29	29
Proceeds from sales of available-for-sale securities	$ 829	¥ 68,000	¥ 126,000	¥ 1,027,000
Available-for-sale securities, Gross realized gains (losses), Sale proceeds	$ 61,122	¥ 5,012,000	¥ 1,844,000
The number of impaired available-for-sale securities	14	14	14